Schedule of revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total revenues	$ 3,706,458	$ 3,764,295	$ 4,558,520
Property Management Service Common Area Management [Member]
Product Information [Line Items]
Total revenues	2,628,073	2,919,335	3,508,663
Property Management Service Security Management [Member]
Product Information [Line Items]
Total revenues	$ 1,078,385	$ 844,960	$ 1,049,857